Average Annual Total Returns - FidelityTax-ExemptMoneyMarketFundTreasuryMoneyMarketFund-CapitalReservesComboPRO - FidelityTax-ExemptMoneyMarketFundTreasuryMoneyMarketFund-CapitalReservesComboPRO - Fidelity Treasury Money Market Fund - Fidelity Treasury Money Market Fund - Capital Reserves Class - Return Before Taxes
Dec. 30, 2023
Average Annual Return:
Past 1 year	1.00%
Past 5 years	0.68%
Past 10 years	0.35%